Derivative Instruments and Hedging Activities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 15, 2015	Dec. 14, 2015
Derivatives, Fair Value [Line Items]
Credit valuation adjustment	$ 0
Interest Rate Swap Maturing January 2016 [Member]
Derivatives, Fair Value [Line Items]
Aggregate notional amount	$ 1,600,000,000
Derivative maturity date	January 2016
Floating rate of interest basis, description	Three-month LIBOR
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Interest rate utilized to compute interest		0.41%
Interest rate paid, averaged percentage			1.97%
Interest rate received, averaged percentage			0.34%